Net finance costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedging instruments and bonds
Fair value movements on cash flow hedges	£ (18)	£ 10	£ (6)
Transfer to profit from cash flow hedge reserve	(17)	(9)	22
Derivatives
Hedging instruments and bonds
Fair value movements on cash flow hedges	2	(1)	3
Transfer to profit from cash flow hedge reserve	£ 1	£ 0	£ 4